Investment Objectives and Goals - iShares Health Innovation Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ISHARES HEALTH INNOVATION ACTIVE ETF Ticker: BMED Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Health Innovation Active ETF (the “Fund”) seeks to maximize total return.